Schedule of Classes of Shares Outstanding (Details) (Parenthetical) - shares		Mar. 31, 2025	Mar. 31, 2024	Feb. 15, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Number of shares outstanding		62,074,642	63,113,555		63,647,927
Ordinary shares class A [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	[1]
Norwest Venture Partners X, LP [member] | Ordinary shares class A [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding				1,196,084
Conversion of shares into ordinary shares				1,196,084
Norwest Venture Partners IX, LP [member] | Ordinary shares class A [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding				1,196,084
Conversion of shares into ordinary shares				1,196,084

[1]	Norwest Venture Partners X, LP and Norwest Venture Partners IX, LP, holding 1,196,084 and 1,196,084 Class A shares, respectively, have converted their Class A shares into 1,196,084 and 1,196,084 ordinary shares, respectively i.e. in the exchange ratio of 1:1, on February 15, 2024.